Property and equipment, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 22,359,252	$ 16,804,617	$ 8,593,697	$ 2,250,546
Less: accumulated depreciation	(8,633,295)	(4,480,492)	(1,997,016)	(1,187,973)
Server development in progress			7,425,559
Property, Plant and Equipment, Net	13,725,957	12,324,125	14,022,240	1,062,573
Impaired or pledged property and equipment	0	0	0	0
Additions to property and equipment	5,091,647	1,672,529
Disposals of property and equipment	0	65,073
Depreciation	3,689,815	2,685,034	922,770	415,838
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	22,242,229	16,696,081	8,479,493	2,128,252
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 117,023	$ 108,536	$ 114,204	$ 122,294